FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, October 22, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      430 4600.000 SH       SOLE                  800.000          3800.000
AT&T                           COM              00206R102    11836 279740.000SH      SOLE               245117.000         34623.000
AllianceBernstein Holding LP   COM              01881G106      346 3930.000 SH       SOLE                 2480.000          1450.000
Allstate Corp.                 COM              020002101     9154 160065.000SH      SOLE               141095.000         18970.000
American International Group   COM              026874107     3593 53115.000SH       SOLE                48740.000          4375.000
Anadarko Petroleum Corp        COM              032511107     8832 164319.000SH      SOLE               146989.000         17330.000
Atmel Corp.                    COM              049513104     4698 910530.000SH      SOLE               799370.000        111160.000
BP PLC-Spons ADR               COM              055622104      404 5830.576 SH       SOLE                 4884.576           946.000
Bank of America Corp           COM              060505104     1069 21272.000SH       SOLE                21272.000
Bank of New York Mellon Corp.  COM              064058100     9147 207219.000SH      SOLE               186434.000         20785.000
Bard, C.R.                     COM              067383109      324 3678.000 SH       SOLE                 3678.000
Barrick Gold Corp.             COM              067901108     7694 191010.000SH      SOLE               180385.000         10625.000
Berkshire Hathaway Cl B        COM              084670207      447  113.000 SH       SOLE                   45.000            68.000
Bristol Myers Squibb           COM              110122108      228 7900.000 SH       SOLE                 6800.000          1100.000
CBS Corp-New CL B              COM              124857202     7183 228022.000SH      SOLE               201782.000         26240.000
CIT Group                      COM              125581108     6964 173225.000SH      SOLE               153670.000         19555.000
Caterpillar Inc.               COM              149123101     8641 110170.158SH      SOLE                98210.158         11960.000
Chevron Corporation            COM              166764100     1123 12005.082SH       SOLE                12005.082
Citigroup, Inc.                COM              172967101     9383 201047.000SH      SOLE               175552.000         25495.000
Clorox Company                 COM              189054109     4464 73200.000SH       SOLE                60910.000         12290.000
Coca-Cola Company              COM              191216100     6604 114911.000SH      SOLE                91666.000         23245.000
Coca-Cola Enterprises          COM              191219104     3607 148930.000SH      SOLE               138830.000         10100.000
Colgate Palmolive              COM              194162103      610 8549.000 SH       SOLE                 6549.000          2000.000
Comerica Inc                   COM              200340107      700 13658.000SH       SOLE                 7600.000          6058.000
Conagra Foods Inc.             COM              205887102    10570 404530.000SH      SOLE               360245.000         44285.000
El Paso Corp                   COM              28336L109      886 52200.000SH       SOLE                52200.000
Emerson Electric Company       COM              291011104      224 4210.000 SH       SOLE                 3600.000           610.000
Exxon Mobil Corporation        COM              30231G102     2858 30878.000SH       SOLE                18746.000         12132.000
FedEx Corporation              COM              31428X106    10367 98970.000SH       SOLE                88515.000         10455.000
Fifth Third Bancorp            COM              316773100      209 6161.072 SH       SOLE                 5661.072           500.000
General Electric               COM              369604103    13038 314915.973SH      SOLE               273725.973         41190.000
General Mills                  COM              370334104     8840 152390.000SH      SOLE               133580.000         18810.000
Global SanteFe Corp            COM              G3930E101     2190 28810.000SH       SOLE                26860.000          1950.000
Grainger W.W.                  COM              384802104      365 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103    12534 251740.378SH      SOLE               223336.378         28404.000
Honeywell International, Inc.  COM              438516106      329 5531.389 SH       SOLE                 5531.389
IBM                            COM              459200101     4048 34365.743SH       SOLE                27970.743          6395.000
ING Groep N.V.                 COM              456837103      479 10800.000SH       SOLE                10800.000
Idearc Inc.                    COM              451663108    10203 324200.000SH      SOLE               283592.000         40608.000
Intel Corp                     COM              458140100      335 12960.000SH       SOLE                 9360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     8517 185871.000SH      SOLE               164501.000         21370.000
Johnson & Johnson              COM              478160104     9270 141088.598SH      SOLE               128848.598         12240.000
Marsh & McLennan               COM              571748102     6479 254065.000SH      SOLE               228615.000         25450.000
McDonalds Corp                 COM              580135101      991 18190.000SH       SOLE                11890.000          6300.000
Medtronic Inc                  COM              585055106     3632 64385.000SH       SOLE                54810.000          9575.000
Merck & Company                COM              589331107      386 7475.000 SH       SOLE                  675.000          6800.000
Micron Technology, Inc.        COM              595112103     2639 237760.000SH      SOLE               206310.000         31450.000
Microsoft Corp.                COM              594918104      231 7833.000 SH       SOLE                 7093.000           740.000
Nabors Industries Ltd          COM              G6359F103     6884 223730.000SH      SOLE               204490.000         19240.000
Newmont Mining Corp.           COM              651639106     4688 104810.000SH      SOLE                83400.000         21410.000
Noble Corp                     COM              G65422100     1818 37070.000SH       SOLE                33850.000          3220.000
Oracle Corp.                   COM              68389X105    10514 485643.000SH      SOLE               431993.000         53650.000
Parker Hannifin Corp.          COM              701094104     6741 60275.000SH       SOLE                53310.000          6965.000
PepsiCo                        COM              713448108      409 5576.886 SH       SOLE                 5176.886           400.000
Pfizer                         COM              717081103      512 20975.000SH       SOLE                 2975.000         18000.000
Royal Dutch Shell PLC - Class  COM              780259206      755 9185.000 SH       SOLE                  785.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     8845 107728.992SH      SOLE                93909.993         13819.000
Schering Plough                COM              806605101      470 14847.000SH       SOLE                10547.000          4300.000
Seagate Technology             COM              G7945J104     6772 264745.000SH      SOLE               236190.000         28555.000
Staples, Inc.                  COM              855030102     5997 279045.000SH      SOLE               256050.000         22995.000
Stryker Corp                   COM              863667101     5429 78953.000SH       SOLE                67668.000         11285.000
Symantec Corp                  COM              871503108     8154 420725.000SH      SOLE               373185.000         47540.000
Time Warner Inc.               COM              887317105     6312 343790.000SH      SOLE               314840.000         28950.000
Transocean, Inc.               COM              G90078109     6267 55437.000SH       SOLE                47074.000          8363.000
Travelers Group Inc.           COM              89417E109      413 8200.000 SH       SOLE                 8200.000
U.S. Bancorp                   COM              902973304     4666 143427.000SH      SOLE               132537.000         10890.000
Verizon Communications         COM              92343V104    11513 260000.000SH      SOLE               227866.000         32134.000
WalMart Stores                 COM              931142103     8234 188627.000SH      SOLE               167137.000         21490.000
Wells Fargo & Co.              COM              949746101     6688 187755.000SH      SOLE               163970.000         23785.000
Williams Cos. Inc.             COM              969457100     8391 246345.000SH      SOLE               214300.000         32045.000
Wyeth                          COM              983024100     7830 175762.000SH      SOLE               150762.000         25000.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $345,399